FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in Parent Company	$ 1,031	$ 828	$ 172
Derivative related to Service Agreement	(411)	(470)	(1,436)
Total Financial Assets, net	620	358	(1,264)
Fair Value, Inputs, Level 1 [Member]
Investment in Parent Company	399	199	0
Derivative related to Service Agreement	0	0	0
Total Financial Assets, net	399	199	0
Fair Value, Inputs, Level 2 [Member]
Investment in Parent Company	632	629	172
Derivative related to Service Agreement	0	0	0
Total Financial Assets, net	632	629	172
Fair Value, Inputs, Level 3 [Member]
Investment in Parent Company	0	0	0
Derivative related to Service Agreement	(411)	(470)	(1,436)
Total Financial Assets, net	$ (411)	$ (470)	$ (1,436)